Summary of Significant Accounting Policies (Details Narrative) (580 Garcia Ave, LLC, USD $)	Sep. 30, 2012
580 Garcia Ave, LLC
Property and equipment	$ 766,205
Long-term debt	2,613,675
Guarantee of the mortgage loan	$ 2,613,675